Note 4(b) - Vessels, Net	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.b
       Vessels, net:

The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2019	372,543	(18,597)	353,946
— Transferred from advances for vessels under construction	76,959	-	76,959
— Disposals	(66,599)	5,538	(61,061)
— Depreciation	-	(7,172)	(7,172)
Balance, June 30, 2020	382,903	(20,231)	362,672

The Company's vessel's titles have been transferred to their respective financing banks under the vessel's sale and leaseback agreements as a security.

On
January 14,
January 21,
February 21
and
March 19, 2020
the Company sold the M/T Eco Revolution, M/T Eco Fleet, M/T Stenaweco Elegance and M/T Eco Palm Desert respectively to unaffiliated third
parties (see Note
14
).